THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
October 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.6%

	Shares	Value
COMMUNICATION SERVICES — 22.3%
Alphabet, Cl A *	696	$2,060,801
Altice USA, Cl A *	96,280	1,569,364
Charter Communications, Cl A *	2,783	1,878,219
Comcast, Cl A	36,373	1,870,663
Liberty Latin America, Cl A *	151,515	1,821,210
Shaw Communications, Cl B	70,025	2,019,521
T-Mobile US *	15,576	1,791,707

		13,011,485

CONSUMER DISCRECTIONARY — 4.1%
Amazon.com *	700	2,360,701

ELECTRIC UTILITIES — 8.5%
Exelon	35,025	1,862,980
NextEra Energy	36,230	3,091,506

		4,954,486

INDUSTRIALS — 12.5%
Canadian National Railway	20,540	2,729,971
GXO Logistics *	25,437	2,258,805
Union Pacific	9,579	2,312,371

		7,301,147

MATERIALS — 3.3%
Linde	5,934	1,894,133

MULTI-UTILITIES — 14.5%
Alliant Energy	42,941	2,429,172
Ameren	23,290	1,963,114
CMS Energy	36,555	2,206,095
Xcel Energy	28,285	1,826,928

		8,425,309

REAL ESTATE — 25.9%
CoreSite Realty REIT	17,905	2,550,746
Crown Castle International REIT	12,000	2,163,600
Equinix REIT	2,775	2,322,869
Prologis REIT	19,330	2,802,077
Rexford Industrial Realty REIT	33,510	2,251,872
SBA Communications, Cl A REIT	8,665	2,992,285

		15,083,449

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
October 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
WATER UTILITIES — 5.5%
American Water Works	18,490	$3,220,588

TOTAL COMMON STOCK (Cost $41,285,971)		56,251,298

SHORT-TERM INVESTMENT (A) — 3.5%

SEI Daily Income Trust Treasury II Fund, Cl F, 0.010% (Cost $2,024,756)	2,024,756	2,024,756

TOTAL INVESTMENTS— 100.1%
(Cost $43,310,727)		$58,276,054

Percentages are based on Net Assets of $58,223,243.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of October 31, 2021.

Cl — Class

REIT — Real Estate Investment Trust

As of October 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

WHR-QH-001-3500

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